General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ (19,290)	$ (19,097)
Employee expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(9,318)	(11,654)
Professional services expense
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(7,956)	(4,615)
Travel and meeting expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(304)	(17)
Facility expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(31)	(14)
Insurance and other charges expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(27)	(1)
Employee recruitment expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(160)	(1,071)
IT maintenance and support expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(835)	(448)
Capital tax and other non-income tax expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(78)	(826)
Depreciation and amortization expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	(48)	(58)
Office and other administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ (533)	$ (393)